Leases - Summary of Disclosure in Tabular Form Of Expenses Relating to Payments not included in the Measurement of Lease Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 32	$ 8
Variable lease payments	136	183
Measurement of the lease liability	$ 168	$ 191